BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.0%
Argentina — 2.0%
MercadoLibre , Inc.
(a)
............ 728 $ 1,142,014
Belgium — 1.4%
Umicore SA ................. 13,231 821,206
Brazil — 2.2%
Pagseguro Digital Ltd., Class A
(a)(b)
.. 16,221 899,292
YDUQS Participacoes SA ........ 70,693 383,038
1,282,330
Canada — 1.6%
Shopify, Inc., Class A
(a)
.......... 618 926,957
Cayman Islands — 0.6%
AEA-Bridges Impact Corp., Class A
(a)
32,752 319,004
China — 1.2%
17 Education & Technology Group, Inc.,
ADR
(a)
................... 25,176 28,197
China Feihe Ltd.
(c)
............. 334,000 642,119
670,316
Colombia — 1.7%
Millicom International Cellular SA,
SDR
(a)
................... 23,724 946,740
Denmark — 3.8%
Atlantic Sapphire ASA
(a)
......... 55,167 483,155
Orsted A/S
(c)
................. 4,895 726,027
Vestas Wind Systems A/S ........ 26,095 962,241
2,171,423
France — 1.7%
Nexity SA ................... 19,381 976,302
Germany — 2.4%
LEG Immobilien SE ............ 8,793 1,389,706
India — 1.9%
Bandhan Bank Ltd.
(c)
........... 283,849 1,113,001
Indonesia — 2.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 5,765,600 1,479,144
Japan — 7.6%
Katitas Co. Ltd. ............... 46,600 1,389,899
M3, Inc. .................... 14,900 974,560
Shionogi & Co. Ltd. ............ 21,200 1,116,491
Takeda Pharmaceutical Co. Ltd. .... 25,900 862,121
4,343,071
Kenya — 2.2%
Safaricom plc ................ 3,216,089 1,243,706
Netherlands — 5.4%
Koninklijke DSM NV ............ 8,660 1,745,697
Koninklijke Philips NV ........... 29,811 1,374,570
3,120,267
South Korea — 1.6%
KakaoBank Corp.
(a)
............ 2,274 77,102
Samsung SDI Co. Ltd. .......... 1,302 840,492
917,594
Spain — 1.9%
EDP Renovaveis SA ............ 47,238 1,109,514
Security
Shares
Shares Value
United Kingdom — 1.9%
Genus plc ................... 10,260 $ 786,177
Wise plc, Class A
(a)
............. 22,981 313,367
1,099,544
United States — 55.3%
1Life Healthcare, Inc.
(a)
.......... 20,350 550,264
Agilent Technologies, Inc. ........ 2,292 351,203
Alkami Technology, Inc.
(a)
........ 17,541 548,858
Aptiv plc
(a)
................... 7,140 1,191,309
Avangrid , Inc. ................ 14,481 755,039
Boston Scientific Corp.
(a)
......... 35,922 1,638,043
Brookfield Renewable Corp. ...... 29,009 1,230,953
Cano Health, Inc.
(a)
............. 89,257 959,513
Chegg , Inc.
(a)
................. 9,056 802,633
Danaher Corp. ............... 6,217 1,849,495
Darling Ingredients, Inc.
(a)
........ 6,348 438,456
Duolingo , Inc.
(a)
............... 2,122 297,611
Everbridge , Inc.
(a)
.............. 5,741 810,744
EVgo , Inc.
(a)(b)
................ 30,726 365,025
Evgo , Inc., (Acquired 07/01/21, cost
$135,350)
(a)(d)
.............. 13,535 156,731
First Solar, Inc.
(a)
.............. 5,224 449,473
Grocery Outlet Holding Corp.
(a)
..... 35,255 1,167,646
ICF International, Inc. ........... 15,635 1,431,697
Invitae Corp.
(a)(b)
............... 20,717 579,869
Itron , Inc.
(a)
.................. 4,502 443,987
Jack Henry & Associates, Inc. ..... 10,269 1,787,730
Mimecast Ltd.
(a)
............... 21,516 1,195,214
Natural Order Acquisition Corp.
(a)
... 38,179 372,627
Oak Street Health, Inc.
(a)
......... 15,650 986,576
PayPal Holdings, Inc.
(a)
.......... 3,518 969,315
Peridot Acquisition Corp., Class A
(a)(b)
38,930 388,521
Rapid7, Inc.
(a)
................ 4,679 532,236
Royalty Pharma plc, Class A ...... 31,760 1,213,232
Schneider Electric SE ........... 7,403 1,239,918
Software Acquisition Group, Inc. II,
Class A
(a)(b)
................ 35,745 356,020
Square, Inc., Class A
(a)
.......... 2,532 626,062
Sun Communities, Inc. .......... 4,359 854,844
TPG Pace Tech Opportunities Corp.,
Class A
(a)
................. 39,045 389,279
Veeva Systems, Inc., Class A
(a)
.... 4,717 1,569,393
View, Inc., Class A
(a)(b)
........... 100,123 609,749
Xylem, Inc. .................. 3,485 438,587
Zoetis, Inc. .................. 10,879 2,205,173
31,753,025
Total Common Stocks — 99.0%
(Cost: $52,374,815) .............................. 56,824,864
Warrants — 0.1%
Cayman Islands — 0.0%
AEA-Bridges Impact Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 12/31/25, Strike
Price USD 11.50)
(a)
.......... 27,191 28,007

BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
United States — 0.1%
(a)
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for
1 warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,400 $ 34,315
View, Inc. (Issued/exercisable 03/11/21,
1 share for 1 warrant, Expires
03/08/26, Strike Price USD 11.50) 3,759 4,511
38,826
Total Warrants — 0.1% ............................ 66,833
Total Long-Term Investments — 99.1%
(Cost: $52,374,815) .............................. 56,891,697
Security
Shares
Shares Value
Short-Term Securities — 5.2%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 181,396 $ 181,396
SL Liquidity Series, LLC, Money Market
Series, 0.12%
(g)
............. 2,791,351 2,792,189
Total Short-Term Securities — 5.2%
(Cost: $2,973,585) .............................. 2,973,585
Total Investments — 104.3%
(Cost: $ 55,348,400 ) .............................. 59,865,282
Liabilities in Excess of Other Assets — (4.3)% ............ (2,495,316)
Net Assets — 100.0% .............................. $ 57,369,966
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $156,731, representing 0.27% of its net assets as of period end, and an original cost of $135,350.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 801,201 $ — $ (619,805) $ — $ — $ 181,396 181,396 $ 12 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,573,250 218,939 — — — 2,792,189 2,791,351 13,306
(b)
—
$ — $ — $ 2,973,585 $ 13,318 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
i
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 433,302 BRL 2,293,834 JPMorgan Chase Bank NA 08/16/21 $ (6,361)
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
SDR Swedish Depositary Receipts

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 1,142,014 $ — $ — $ 1,142,014
Belgium ............................................. — 821,206 — 821,206
Brazil ............................................... 1,282,330 — — 1,282,330
Canada ............................................. 926,957 — — 926,957
Cayman Islands ........................................ 319,004 — — 319,004
China ............................................... 28,197 642,119 — 670,316
Colombia ............................................ — 946,740 — 946,740
Denmark ............................................. — 2,171,423 — 2,171,423
France .............................................. — 976,302 — 976,302
Germany ............................................ — 1,389,706 — 1,389,706
India ............................................... — 1,113,001 — 1,113,001
Indonesia ............................................ — 1,479,144 — 1,479,144
Japan ............................................... — 4,343,071 — 4,343,071
Kenya .............................................. — 1,243,706 — 1,243,706
Netherlands ........................................... — 3,120,267 — 3,120,267
South Korea .......................................... — 917,594 — 917,594
Spain ............................................... 1,109,514 — — 1,109,514
United Kingdom ........................................ 313,367 786,177 — 1,099,544
United States .......................................... 30,356,376 1,396,649 — 31,753,025
Warrants .............................................. 66,833 — — 66,833
Short-Term Securities ....................................... 181,396 — — 181,396
$ 35,725,988 $ 21,347,105 $ — $ 57,073,093
Investments Valued at Net Asset Value ("NAV")
(a)
........................ 2,792,189
$ —
$ 59,865,282
$ —

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Foreign currency exchange contracts ............................ $ — $ (6,361) $ — $ (6,361)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.